Share-based Payments (Tables) - ESOP [Member]	6 Months Ended
Dec. 31, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of share options outstanding
	Consolidated entity
	31 December	30 June
	2019	2019
	$	$
Options issued under ESOP	(607,000)	1,343,500

Schedule of granted valuation of options
				Share			Risk-	Fair value
				price at			free	at grant
	Expiry	Exercise	No. of	grant	Expected	Dividend	interest	date per
Grant date	date	price ($)	options	date ($)	volatility	yield	rate	option ($)

2019-11-06	2024-02-10	0.50	5,000,000	0.15	98.30%	0.00%	0.88%	0.0736
5,000,000